PREPAIDS	9 Months Ended
Sep. 30, 2022
Schedule Of Prepaid Expenses And Deposits
PREPAIDS

9. PREPAIDS

	September 30, 2022	December 31, 2021
Insurance	$1,491,338	$2,938,246
Prepaid director fees	-	107,763
Prepaid interest	-	6,969
Prepaid marketing services	817,560	1,638,179
Prepaid rent	9,202	-
Prepaid subscriptions	15,305	35,687
Deposits	722,312	768,033
	$3,055,717	$5,494,877

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)